Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.17%
Communication services: 9.36%
Diversified telecommunication services: 0.61%
AT&T, Inc.	361,358	$6,103,337
Entertainment: 0.99%
Netflix, Inc.†	18,088	9,959,976
Interactive media & services: 6.97%
Alphabet, Inc. Class A†	129,023	21,002,364
Alphabet, Inc. Class C†	141,458	23,289,645
Meta Platforms, Inc. Class A	59,852	25,746,535
		70,038,544
Media: 0.79%
Comcast Corp. Class A	207,146	7,894,334
Consumer discretionary: 9.49%
Automobiles: 1.57%
Ford Motor Co.	372,121	4,521,270
Tesla, Inc.†	61,237	11,223,517
		15,744,787
Broadline retail: 4.15%
Amazon.com, Inc.†	220,875	38,653,125
eBay, Inc.	57,927	2,985,558
		41,638,683
Hotels, restaurants & leisure: 1.52%
Expedia Group, Inc.†	26,600	3,581,158
McDonald’s Corp.	30,423	8,306,696
Royal Caribbean Cruises Ltd.†	24,279	3,390,077
		15,277,931
Household durables: 0.52%
Lennar Corp. Class A	9,405	1,425,986
PulteGroup, Inc.	34,024	3,790,954
		5,216,940
Specialty retail: 1.14%
Home Depot, Inc.	26,532	8,867,525
TJX Cos., Inc.	27,354	2,573,738
		11,441,263
Textiles, apparel & luxury goods: 0.59%
Crocs, Inc.†	18,227	2,266,892
Deckers Outdoor Corp.†	1,972	1,614,023
NIKE, Inc. Class B	22,697	2,094,025
		5,974,940
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Consumer staples: 6.01%
Beverages: 0.77%
Coca-Cola Co.	33,536	$2,071,519
PepsiCo, Inc.	32,088	5,644,600
		7,716,119
Consumer staples distribution & retail: 2.59%
Costco Wholesale Corp.	11,876	8,585,160
Sysco Corp.	53,915	4,006,963
Target Corp.	24,617	3,962,845
Walmart, Inc.	158,801	9,424,839
		25,979,807
Food products: 0.44%
Archer-Daniels-Midland Co.	36,280	2,128,185
Bunge Global SA	22,847	2,324,910
		4,453,095
Household products: 1.77%
Colgate-Palmolive Co.	73,558	6,761,452
Kimberly-Clark Corp.	37,095	5,064,580
Procter & Gamble Co.	36,316	5,926,771
		17,752,803
Tobacco: 0.44%
Altria Group, Inc.	61,009	2,672,804
Philip Morris International, Inc.	19,069	1,810,411
		4,483,215
Energy: 3.78%
Energy equipment & services: 0.22%
Halliburton Co.	59,766	2,239,432
Oil, gas & consumable fuels: 3.56%
Chevron Corp.	40,503	6,531,919
EOG Resources, Inc.	62,057	8,199,591
Exxon Mobil Corp.	94,123	11,131,927
Marathon Petroleum Corp.	22,172	4,029,096
Valero Energy Corp.	36,539	5,841,490
		35,734,023
Financials: 13.30%
Banks: 3.52%
Bank of America Corp.	131,853	4,879,879
Citigroup, Inc.	79,211	4,858,011
East West Bancorp, Inc.	39,898	2,972,002
JPMorgan Chase & Co.	77,248	14,811,531
Wells Fargo & Co.	132,002	7,830,359
		35,351,782
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Capital markets: 2.58%
Ameriprise Financial, Inc.	16,512	$6,799,476
Bank of New York Mellon Corp.	53,826	3,040,631
BlackRock, Inc.	3,219	2,429,186
Goldman Sachs Group, Inc.	18,742	7,997,399
Interactive Brokers Group, Inc. Class A	30,993	3,567,914
S&P Global, Inc.	4,953	2,059,606
		25,894,212
Consumer finance: 0.40%
Capital One Financial Corp.	28,222	4,047,882
Financial services: 4.64%
Apollo Global Management, Inc.	52,950	5,738,721
Berkshire Hathaway, Inc. Class B†	39,634	15,723,997
Corpay, Inc.†	6,112	1,846,680
Mastercard, Inc. Class A	13,238	5,972,985
PayPal Holdings, Inc.†	33,975	2,307,582
Visa, Inc. Class A	55,708	14,963,726
		46,553,691
Insurance: 2.16%
Arch Capital Group Ltd.†	7,410	693,131
Everest Group Ltd.	6,102	2,235,834
Hartford Financial Services Group, Inc.	49,519	4,797,896
MetLife, Inc.	58,734	4,174,813
Progressive Corp.	13,178	2,744,318
Reinsurance Group of America, Inc.	32,867	6,145,800
Unum Group	18,831	954,732
		21,746,524
Health care: 12.10%
Biotechnology: 2.85%
AbbVie, Inc.	46,781	7,608,462
Amgen, Inc.	5,503	1,507,492
Exelixis, Inc.†	174,325	4,089,664
Gilead Sciences, Inc.	21,534	1,404,017
Incyte Corp.†	23,854	1,241,601
Regeneron Pharmaceuticals, Inc.†	5,664	5,044,698
United Therapeutics Corp.†	13,081	3,065,271
Vertex Pharmaceuticals, Inc.†	11,903	4,675,617
		28,636,822
Health care equipment & supplies: 2.62%
Abbott Laboratories	46,177	4,893,376
Boston Scientific Corp.†	48,586	3,491,876
Edwards Lifesciences Corp.†	35,679	3,020,941
Intuitive Surgical, Inc.†	5,835	2,162,568
ResMed, Inc.	16,067	3,438,177
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Stryker Corp.	16,498	$5,551,577
Zimmer Biomet Holdings, Inc.	31,132	3,744,557
		26,303,072
Health care providers & services: 3.26%
Cencora, Inc.	19,230	4,596,932
Centene Corp.†	77,429	5,656,963
CVS Health Corp.	64,178	4,345,492
Elevance Health, Inc.	8,116	4,289,955
McKesson Corp.	9,185	4,934,274
UnitedHealth Group, Inc.	18,546	8,970,700
		32,794,316
Pharmaceuticals: 3.37%
Bristol-Myers Squibb Co.	44,353	1,948,871
Eli Lilly & Co.	18,185	14,204,303
Jazz Pharmaceuticals PLC†	10,094	1,117,911
Johnson & Johnson	28,540	4,126,599
Merck & Co., Inc.	48,487	6,265,490
Pfizer, Inc.	182,700	4,680,774
Zoetis, Inc.	9,180	1,461,823
		33,805,771
Industrials: 9.14%
Aerospace & defense: 2.13%
General Dynamics Corp.	6,949	1,994,989
General Electric Co.	12,809	2,072,752
Howmet Aerospace, Inc.	60,312	4,025,826
Lockheed Martin Corp.	8,819	4,100,218
Northrop Grumman Corp.	6,407	3,107,587
Textron, Inc.	71,697	6,064,849
		21,366,221
Air freight & logistics: 0.24%
FedEx Corp.	9,117	2,386,648
Building products: 0.74%
Carrier Global Corp.	22,510	1,384,140
Owens Corning	36,042	6,062,625
		7,446,765
Commercial services & supplies: 0.41%
Waste Management, Inc.	19,601	4,077,400
Construction & engineering: 0.91%
EMCOR Group, Inc.	15,983	5,708,648
Quanta Services, Inc.	13,284	3,434,711
		9,143,359
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.05%
Emerson Electric Co.	61,725	$6,652,720
Vertiv Holdings Co.	41,796	3,887,028
		10,539,748
Ground transportation: 0.29%
CSX Corp.	88,809	2,950,235
Machinery: 2.28%
AGCO Corp.	15,101	1,724,383
Allison Transmission Holdings, Inc.	46,268	3,403,012
Caterpillar, Inc.	12,379	4,141,642
Cummins, Inc.	3,972	1,122,050
PACCAR, Inc.	61,925	6,570,862
Parker-Hannifin Corp.	10,890	5,934,070
		22,896,019
Passenger airlines: 0.46%
United Airlines Holdings, Inc.†	89,024	4,581,175
Professional services: 0.45%
Automatic Data Processing, Inc.	10,008	2,420,835
CACI International, Inc. Class A†	5,317	2,138,657
		4,559,492
Trading companies & distributors: 0.18%
WESCO International, Inc.	12,114	1,850,414
Information technology: 28.51%
Communications equipment: 1.22%
Arista Networks, Inc.†	19,333	4,960,074
Cisco Systems, Inc.	155,969	7,327,424
		12,287,498
Electronic equipment, instruments & components: 0.34%
Jabil, Inc.	28,642	3,361,425
IT services: 0.75%
Accenture PLC Class A	12,876	3,874,517
Amdocs Ltd.	12,746	1,070,537
Okta, Inc.†	27,830	2,587,633
		7,532,687
Semiconductors & semiconductor equipment: 10.13%
Advanced Micro Devices, Inc.†	37,825	5,990,724
Applied Materials, Inc.	46,063	9,150,415
Broadcom, Inc.	14,290	18,580,858
KLA Corp.	12,332	8,500,324
Lam Research Corp.	1,597	1,428,373
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
NVIDIA Corp.	57,392	$49,587,836
QUALCOMM, Inc.	51,504	8,541,938
		101,780,468
Software: 10.39%
Adobe, Inc.†	12,919	5,979,301
Autodesk, Inc.†	4,576	974,002
Cadence Design Systems, Inc.†	6,198	1,708,355
Fortinet, Inc.†	34,501	2,179,773
Microsoft Corp.	182,811	71,173,807
Oracle Corp.	12,919	1,469,536
Salesforce, Inc.	30,373	8,168,515
ServiceNow, Inc.†	10,001	6,933,993
Synopsys, Inc.†	10,804	5,732,494
		104,319,776
Technology hardware, storage & peripherals: 5.68%
Apple, Inc.	335,130	57,082,693
Materials: 1.72%
Chemicals: 0.32%
CF Industries Holdings, Inc.	11,453	904,444
Linde PLC	5,095	2,246,691
		3,151,135
Construction materials: 0.31%
Eagle Materials, Inc.	12,417	3,113,066
Metals & mining: 1.09%
Cleveland-Cliffs, Inc.†	97,137	1,641,615
Freeport-McMoRan, Inc.	71,097	3,550,584
Reliance, Inc.	13,474	3,836,317
Royal Gold, Inc.	16,103	1,934,454
		10,962,970
Real estate: 2.28%
Hotel & resort REITs: 0.29%
Host Hotels & Resorts, Inc.	152,431	2,876,373
Industrial REITs : 0.48%
Prologis, Inc.	47,243	4,821,148
Retail REITs : 0.40%
Simon Property Group, Inc.	28,204	3,963,508
Specialized REITs : 1.11%
Gaming & Leisure Properties, Inc.	63,015	2,692,631
Public Storage	13,878	3,600,647
VICI Properties, Inc.	171,422	4,894,098
		11,187,376
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Utilities: 2.48%
Electric utilities: 1.85%
American Electric Power Co., Inc.	18,244	$1,569,531
Duke Energy Corp.	49,821	4,895,412
NextEra Energy, Inc.	135,391	9,067,135
PPL Corp.	111,122	3,051,410
		18,583,488
Multi-utilities: 0.63%
Public Service Enterprise Group, Inc.	91,720	6,336,018
Total common stocks (Cost $507,463,348)		985,940,406

		Yield
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class♠∞		5.23%	16,991,406	16,991,406
Total short-term investments (Cost $16,991,406)				16,991,406
Total investments in securities (Cost $524,454,754)	99.86%			1,002,931,812
Other assets and liabilities, net	0.14			1,383,719
Total net assets	100.00%			$1,004,315,531

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,428,630	$68,944,064	$(73,381,288)	$0	$0	$16,991,406	16,991,406	$665,705
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	61	6-21-2024	$15,858,362	$15,454,350	$0	$(404,012)
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$93,996,191	$0	$0	$93,996,191
Consumer discretionary	95,294,544	0	0	95,294,544
Consumer staples	60,385,039	0	0	60,385,039
Energy	37,973,455	0	0	37,973,455
Financials	133,594,091	0	0	133,594,091
Health care	121,539,981	0	0	121,539,981
Industrials	91,797,476	0	0	91,797,476
Information technology	286,364,547	0	0	286,364,547
Materials	17,227,171	0	0	17,227,171
Real estate	22,848,405	0	0	22,848,405
Utilities	24,919,506	0	0	24,919,506
Short-term investments
Investment companies	16,991,406	0	0	16,991,406
Total assets	$1,002,931,812	$0	$0	$1,002,931,812
Liabilities
Futures contracts	$404,012	$0	$0	$404,012
Total liabilities	$404,012	$0	$0	$404,012
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of April 30, 2024, $1,367,400 was segregated as cash collateral for these open futures contracts.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined U.S. Core Fund | 9